Legal proceedings and contingent liabilities - Legal proceedings (Details) $ in Millions	1 Months Ended
	Jul. 28, 2023 USD ($)	Mar. 31, 2023	Aug. 31, 2019 entity subsidiary	Jan. 31, 2023 patent	Jul. 31, 2020 USD ($)	Oct. 31, 2012
Legal proceedings after the end of reporting period | Imfinzi and Imjudo US patent proceedings
Commitments and contingent liabilities
Amount of provisions made	$ 510
Imjudo patent proceedings
Commitments and contingent liabilities
Number of patents involved in patent proceedings | patent				2
Legal proceedings | PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of disputed royalty-bearing patent license agreements						2
Legal proceedings | Brazilian Tax Assessment Matter
Commitments and contingent liabilities
Number of subsidiaries involved in tax assessment matter | subsidiary			2
Number of external entities involved in tax assessment matter | entity			2
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of disputed royalty-bearing patent license agreements						2
Pay Equity Litigation
Commitments and contingent liabilities
Number of plaintiffs in case		3
Definiens commercial litigation
Commitments and contingent liabilities
Amount of claims against entity					$ 140